Financial Risk Management - Hypothetical Change in Exchange Rates by 10% would have Increased (Decreased) the Group's Profit Before Income Tax and Equity (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2023 KRW (₩)
Disclosure of sensitivity analysis of currency fluctuation and profit before tax [line items]
Profit before income tax, If increased by 10%	₩ 6,305
Profit before income tax, If decreased by 10%	(6,305)
Equity, If increased by 10%	6,305
Equity, If decreased by 10%	(6,305)
USD [member]
Disclosure of sensitivity analysis of currency fluctuation and profit before tax [line items]
Profit before income tax, If increased by 10%	5,521
Profit before income tax, If decreased by 10%	(5,521)
Equity, If increased by 10%	5,521
Equity, If decreased by 10%	(5,521)
Euro [member]
Disclosure of sensitivity analysis of currency fluctuation and profit before tax [line items]
Profit before income tax, If increased by 10%	750
Profit before income tax, If decreased by 10%	(750)
Equity, If increased by 10%	750
Equity, If decreased by 10%	(750)
Others [member]
Disclosure of sensitivity analysis of currency fluctuation and profit before tax [line items]
Profit before income tax, If increased by 10%	34
Profit before income tax, If decreased by 10%	(34)
Equity, If increased by 10%	34
Equity, If decreased by 10%	₩ (34)